Sales of goods (Tables)	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
Schedule of sales of goods

This caption is made up as follows:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Cement, concrete and blocks	1,076,648	1,103,426	1,089,232
Building materials	66,442	59,888	75,565
Quicklime	80,707	75,090	64,140
Other	1,842	1,765	2,078

	1,225,639	1,240,169	1,231,015